Disposal of assets and other transactions (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of major classes of assets and related liabilities classified as held for sale

		06.30.2026	12.31.2025
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment	27	27	25
Total	27	27	25
Liabilities on assets classified as held for sale
Provision for decommissioning costs	112	112	103
Total	112	112	103

Schedule of contingent asset from disposal investments

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2026	Assets recognized in previous periods	Balance of contingent assets as of June 30, 2026
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (1)	April 2022	5,263	208	1,514	3,536
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	85	358	207
Baúna field	November 2020	285	17	271	(3)
Cricare cluster	December 2021	118	−	106	12
Peroá cluster	August 2022	43	−	26	17
Papa-Terra field	December 2022	90	−	54	36
Albacora Leste field	January 2023	250	−	225	25
Norte Capixaba cluster	April 2023	66	−	33	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,887	310	2,665	3,907
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 6). The estimated value of the transaction was reduced to US$ 5,258. For more information, see note 29.2 to the financial statements for the year ended December 31, 2025.